May 4, 2017

EDGAR CORRESPONDENCE

Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

Re:	Wilshire Variable Insurance Trust (the “Trust” or the “Registrant”)
Post-Effective Amendment No. 61 under the Securities Act of 1933 and Amendment No. 62 under the Investment Company Act of 1940 (“PEA No. 61”)
File Nos. 333-15881 and 811-07917

To the Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, the undersigned hereby certifies that: (1) the form of Prospectus and Statement of Additional Information, dated May 1, 2017, as filed on April 21, 2017, does not differ from that contained in PEA No. 61 constituting the Registrant’s most recent amendment to the Trust’s registration statement on Form N-1A relating to the Wilshire 2015 Fund, the Wilshire 2025 Fund, the Wilshire 2035 Fund, and the Wilshire Global Allocation Fund; and (2) the text of PEA No. 61 has been filed electronically with the Securities and Exchange Commission.

If you have any questions or would like further information, please contact me at (513) 587-3454.

Sincerely,

/s/ Bo J. Howell

Bo J. Howell
Assistant Secretary of the Trust

Ultimus Fund Solutions, LLC  |  225 Pictoria Drive, Suite 450  |  Cincinnati, OH 45246  |  513.587.3400  |  fax 513.587.3450
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